Subsequent event - Additional Information (Detail) - Subsequent event [Member] - USD ($)	Apr. 24, 2020	Apr. 23, 2020	Apr. 08, 2020	Apr. 02, 2020	Mar. 30, 2020
Disclosure of non-adjusting events after reporting period [line items]
Authorized value of notes to be issued				$ 1,000,000,000
AMTD Group [Member]
Disclosure of non-adjusting events after reporting period [line items]
Authorized value of notes to be issued	$ 1,000,000,000	$ 1,000,000,000
Borrowings	$ 123,000,000
Borrowings, interest rate	7.625%
AMTD Group [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Amounts subject to netting arrangement	$ 200,000
Debt Instrument [Member] | AMTD Group [Member]
Disclosure of non-adjusting events after reporting period [line items]
Additional number of shares authorized			23,873,655
Medium Term Borrowings [Member]
Disclosure of non-adjusting events after reporting period [line items]
Authorized value of notes to be issued					$ 1,000,000,000